Organization and Business	12 Months Ended
Dec. 31, 2014
Organization and Business [Abstract]
Organization And Business

1. Organization and Business

Vornado Realty Trust (“Vornado”) is a fully-integrated real estate investment trust (“REIT”) and conducts its business through, and substantially all of its interests in properties are held by, Vornado Realty L.P., a Delaware limited partnership (the “Operating Partnership”). Accordingly, Vornado's cash flow and ability to pay dividends to its shareholders is dependent upon the cash flow of the Operating Partnership and the ability of its direct and indirect subsidiaries to first satisfy their obligations to creditors. Vornado is the sole general partner of, and owned approximately 94.1% of the common limited partnership interest in the Operating Partnership at December 31, 2014. All references to “we,” “us,” “our,” the “Company” and “Vornado” refer to Vornado Realty Trust and its consolidated subsidiaries, including the Operating Partnership.

On January 15, 2015, we completed the spin-off of substantially all of our retail segment comprised of 79 strip shopping centers, three malls, a warehouse park and $225 million of cash to Urban Edge Properties (“UE”) (NYSE: UE). As part of this transaction, we received 5,712,000 UE operating partnership units (5.4% ownership interest). We are providing transition services to UE for an initial period of up to two years, including information technology, human resources, tax and public reporting. UE is providing us with leasing and property management services for (i) the Monmouth Mall, (ii) certain small retail properties which did not fit UE's strategy that we plan to sell, and (iii) our affiliate, Alexander's, Inc. (NYSE: ALX), Rego Park retail assets. Steven Roth, our Chairman and Chief Executive Officer is a member of the Board of Trustees of UE. The spin-off distribution was effected by Vornado distributing one UE common share for every two Vornado common shares. The historical financial results of UE have been reflected in our consolidated financial statements as discontinued operations for all periods presented.

We currently own all or portions of:

New York:

  20.1 million square feet of Manhattan office space in 31 properties;

  2.5 million square feet of Manhattan street retail space in 56 properties;

  Four residential properties containing 1,654 units;

  The 1,700 room Hotel Pennsylvania located on Seventh Avenue at 33rd Street in the heart of the Penn Plaza district;

  A 32.4% interest in Alexander's, Inc. (NYSE: ALX), which owns six properties in the greater New York metropolitan area, including 731 Lexington Avenue, the 1.3 million square foot Bloomberg, L.P. headquarters building;

  Washington, DC:

  16.1 million square feet of office space in 59 properties;

  Seven residential properties containing 2,414 units;

  Other Real Estate and Related Investments:

  The 3.6 million square foot Mart in Chicago;

  A 70% controlling interest in 555 California Street, a three-building office complex in San Francisco's financial district aggregating 1.8 million square feet, known as the Bank of America Center;

  A 25.0% interest in Vornado Capital Partners, our real estate fund. We are the general partner and investment manager of the fund;

  A 32.6% interest in Toys “R” Us, Inc.; and

  Other real estate and related investments.